Fair Value of Financial Assets and Liabilities - Carrying Amounts of Financial Assets and Liabilities Carried at Fair Value (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Financial assets:
Trading assets	¥ 6,176,613	¥ 6,512,061
Derivative financial instruments	8,313,016	9,909,272
Financial assets at fair value through profit or loss	2,902,969	2,376,129
Debt instruments	28,008,280	24,016,184
Total	287,137,388	276,408,682
Financial liabilities:
Trading liabilities	4,838,439	4,924,490
Derivative financial instruments	9,303,258	11,877,473
Financial liabilities designated at fair value through profit or loss	597,846	498,284
Total	274,363,711	263,407,863
At fair value [member]
Financial assets:
Trading assets	6,176,613	6,512,061
Derivative financial instruments	8,313,016	9,909,272
Financial assets at fair value through profit or loss	2,902,969	2,376,129
Debt instruments	28,008,280	24,016,184
Investment securities at fair value through other comprehensive income	33,179,136	29,833,445
Total	50,571,734	48,630,907
Financial liabilities:
Trading liabilities	4,838,439	4,924,490
Derivative financial instruments	9,303,258	11,877,473
Financial liabilities designated at fair value through profit or loss	597,846	498,284
Others	(25,320)	(9,484)
Total	14,714,223	17,290,763
At fair value [member] | Level 1 [member]
Financial assets:
Trading assets	4,829,551	5,394,651
Derivative financial instruments	75,575	81,091
Financial assets at fair value through profit or loss	441,176	572,051
Debt instruments	18,926,323	15,507,577
Investment securities at fair value through other comprehensive income	23,325,137	20,657,986
Total	28,671,439	26,705,779
Financial liabilities:
Trading liabilities	4,504,675	4,653,996
Derivative financial instruments	73,303	108,347
Total	4,577,978	4,762,343
At fair value [member] | Level 2 [member]
Financial assets:
Trading assets	1,305,682	1,117,410
Derivative financial instruments	8,229,843	9,809,753
Financial assets at fair value through profit or loss	1,532,527	984,934
Debt instruments	9,081,957	8,508,607
Investment securities at fair value through other comprehensive income	9,303,551	8,649,590
Total	20,371,603	20,561,687
Financial liabilities:
Trading liabilities	333,764	270,494
Derivative financial instruments	9,219,873	11,750,815
Financial liabilities designated at fair value through profit or loss	468,168	373,242
Others	(11,203)	(4,257)
Total	10,010,602	12,390,294
At fair value [member] | Level 3 [member]
Financial assets:
Trading assets	41,380
Derivative financial instruments	7,598	18,428
Financial assets at fair value through profit or loss	929,266	819,144
Investment securities at fair value through other comprehensive income	550,448	525,869
Total	1,528,692	1,363,441
Financial liabilities:
Derivative financial instruments	10,082	18,311
Financial liabilities designated at fair value through profit or loss	129,678	125,042
Others	(14,117)	(5,227)
Total	125,643	138,126
At fair value [member] | Debt instruments [member]
Financial assets:
Trading assets	5,511,465	5,674,162
Financial assets at fair value through profit or loss	2,820,665	2,293,049
Debt instruments	11,288,683	10,406,682
Financial liabilities:
Trading liabilities	4,489,159	4,586,755
At fair value [member] | Debt instruments [member] | Level 1 [member]
Financial assets:
Trading assets	4,165,582	4,576,535
Financial assets at fair value through profit or loss	439,183	568,441
Debt instruments	2,218,297	1,898,075
Financial liabilities:
Trading liabilities	4,157,599	4,318,789
At fair value [member] | Debt instruments [member] | Level 2 [member]
Financial assets:
Trading assets	1,304,503	1,097,627
Financial assets at fair value through profit or loss	1,532,360	984,694
Debt instruments	9,070,386	8,508,607
Financial liabilities:
Trading liabilities	331,560	267,966
At fair value [member] | Debt instruments [member] | Level 3 [member]
Financial assets:
Trading assets	41,380
Financial assets at fair value through profit or loss	849,122	739,914
At fair value [member] | Equity instruments [member]
Financial assets:
Trading assets	665,148	837,899
Financial liabilities:
Trading liabilities	349,280	337,735
At fair value [member] | Equity instruments [member] | Level 1 [member]
Financial assets:
Trading assets	663,969	818,116
Financial liabilities:
Trading liabilities	347,076	335,207
At fair value [member] | Equity instruments [member] | Level 2 [member]
Financial assets:
Trading assets	1,179	19,783
Financial liabilities:
Trading liabilities	2,204	2,528
At fair value [member] | Equity instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	82,304	83,080
At fair value [member] | Equity instruments [member] | Level 1 [member]
Financial assets:
Financial assets at fair value through profit or loss	1,993	3,610
At fair value [member] | Equity instruments [member] | Level 2 [member]
Financial assets:
Financial assets at fair value through profit or loss	167	240
At fair value [member] | Equity instruments [member] | Level 3 [member]
Financial assets:
Financial assets at fair value through profit or loss	80,144	79,230
At fair value [member] | Interest rate derivatives [member]
Financial assets:
Derivative financial instruments	5,070,299	6,423,338
Financial liabilities:
Derivative financial instruments	5,780,881	7,686,714
At fair value [member] | Interest rate derivatives [member] | Level 1 [member]
Financial assets:
Derivative financial instruments	40,359	45,746
Financial liabilities:
Derivative financial instruments	52,418	47,983
At fair value [member] | Interest rate derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	5,029,763	6,377,352
Financial liabilities:
Derivative financial instruments	5,724,113	7,635,835
At fair value [member] | Interest rate derivatives [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	177	240
Financial liabilities:
Derivative financial instruments	4,350	2,896
At fair value [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	3,051,826	3,403,919
Financial liabilities:
Derivative financial instruments	3,461,085	4,004,954
At fair value [member] | Currency derivatives [member] | Level 1 [member]
Financial liabilities:
Derivative financial instruments	94	185
At fair value [member] | Currency derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	3,050,767	3,402,776
Financial liabilities:
Derivative financial instruments	3,458,041	4,002,703
At fair value [member] | Currency derivatives [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	1,059	1,143
Financial liabilities:
Derivative financial instruments	2,950	2,066
At fair value [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	161,801	50,587
Financial liabilities:
Derivative financial instruments	22,092	145,501
At fair value [member] | Equity derivatives [member] | Level 1 [member]
Financial assets:
Derivative financial instruments	33,409	33,440
Financial liabilities:
Derivative financial instruments	18,995	58,445
At fair value [member] | Equity derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	122,320	511
Financial liabilities:
Derivative financial instruments	404	73,802
At fair value [member] | Equity derivatives [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	6,072	16,636
Financial liabilities:
Derivative financial instruments	2,693	13,254
At fair value [member] | Commodity derivatives [member]
Financial assets:
Derivative financial instruments	5,652	8,748
Financial liabilities:
Derivative financial instruments	4,384	7,544
At fair value [member] | Commodity derivatives [member] | Level 1 [member]
Financial assets:
Derivative financial instruments	1,807	1,905
Financial liabilities:
Derivative financial instruments	1,796	1,734
At fair value [member] | Commodity derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	3,845	6,843
Financial liabilities:
Derivative financial instruments	2,588	5,810
At fair value [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	23,438	22,680
Financial liabilities:
Derivative financial instruments	34,816	32,760
At fair value [member] | Credit derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	23,148	22,271
Financial liabilities:
Derivative financial instruments	34,727	32,665
At fair value [member] | Credit derivatives [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	290	409
Financial liabilities:
Derivative financial instruments	89	95
At fair value [member] | Japanese government bonds [member]
Financial assets:
Debt instruments	11,180,546	7,547,377
At fair value [member] | Japanese government bonds [member] | Level 1 [member]
Financial assets:
Debt instruments	11,180,546	7,547,377
At fair value [member] | U.S. Treasury and other U.S. government agency bonds [member]
Financial assets:
Debt instruments	5,539,051	6,062,125
At fair value [member] | U.S. Treasury and other U.S. government agency bonds [member] | Level 1 [member]
Financial assets:
Debt instruments	5,527,480	6,062,125
At fair value [member] | U.S. Treasury and other U.S. government agency bonds [member] | Level 2 [member]
Financial assets:
Debt instruments	11,571
At fair value [member] | Investment securities [member]
Financial assets:
Debt instruments	5,170,856	5,817,261
At fair value [member] | Investment securities [member] | Level 1 [member]
Financial assets:
Debt instruments	4,398,814	5,150,409
At fair value [member] | Investment securities [member] | Level 2 [member]
Financial assets:
Debt instruments	221,594	140,983
At fair value [member] | Investment securities [member] | Level 3 [member]
Financial assets:
Debt instruments	¥ 550,448	¥ 525,869